Stock Awards and Stock-Based Compensation - Valuation assumptions (Details) - Options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Awards and Stock-Based Compensation
Expected dividend yield	0.00%	0.00%
Expected term	3 years	3 years
Maximum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock	$ 3.57	$ 22.90
Exercise Price	$ 3.09
Risk free interest rate	4.23%	4.38%
Expected volatility	96.45%	104.50%
Minimum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock	$ 2.65	$ 3.05
Exercise Price	$ 2.93
Risk free interest rate	3.91%	1.25%
Expected volatility	92.90%	52.80%